Related party balances and transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions

The details of the related parties involved in related party balances and transactions are summarized as follows:

Name of Related Parties	Relationship to the Company	Nature of Transactions
Eastern Worldwide Logistics Group Inc.	Controlled by a major shareholder of the Company, Mr. Albert Wong	Working capital loan
Shenzhen Eastern Worldwide Logistics Co., Ltd.	Controlled by a major shareholder of the Company, Mr. Albert Wong	Revenue, purchase, working capital loan
Eastern Worldwide Company, Limited	Controlled by a major shareholder of the Company, Mr. Albert Wong	Purchase
Lin Tan	Chief Operating Officer (“COO”) of the Company	Working capital loan

Schedule Of Accounts Receivable From Related Party

Accounts receivable from a related party

	As of March 31,
	2026	2025

Shenzhen Eastern Worldwide Logistics Co., Ltd.	$318,211	$695,671
Account receivable from a related party, gross	318,211	695,671
Less: allowance for expected credit losses	(7,336)	(54,332)
Account receivable from a related party, net	$310,875	$641,339

Schedule of Contract Asset	Contract asset – a related party
	As of March 31,
	2026	2025

Shenzhen Eastern Worldwide Logistics Co., Ltd.	$2,392	$-
Contract asset – a related party	$2,392	$-

Schedule Of Amount Due From Related Party
	As of March 31,
	2026	2025

Eastern Worldwide Logistics Group Inc.	$-	$136,416
Amount due from a related party	$-	$136,416

Amount due to a related party

	As of March 31,
	2026	2025

Lin Tan	$-	$203,695
Amount due to a related party	$-	$203,695

Schedule of Revenue From Related Party Customer

Revenues from a related party customer

	For the years ended March 31,
	2026	2025	2024

Shenzhen Eastern Worldwide Logistics Co., Ltd.	$253,795	$335,598	$282,564
Revenues from a related party customer	$253,795	$335,598	$282,564

Schedule of Purchases from Related Party Suppliers

Purchases from related party suppliers

	For the years ended March 31,
	2026	2025	2024

Shenzhen Eastern Worldwide Logistics Co., Ltd.	$18,315	$8,581	$-
Eastern Worldwide Company, Limited	-	-	574
Purchases from related party suppliers	$18,315	$8,581	$574